Long-Term Notes Receivable, Government Bonds And Other Assets	12 Months Ended
Dec. 31, 2020
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Long-Term Notes Receivable, Government Bonds And Other Assets
NOTE 15.	LONG-TERM NOTES RECEIVABLE, GOVERNMENT BONDS AND OTHER ASSETS
As of December 31, 2020 and 2019, the balance of long-term notes receivable was as follows:

A.	Long-term notes receivable

	2020	2019
Promissory notes issued by the Mexican Government	Ps. —	Ps. 121,624,852
Other long-term notes receivable (1)	886,827	940,454

Total long-term notes receivable	Ps. 886,827	Ps. 122,565,306

(1)	Mainly collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.

Promissory notes issued by the Mexican Government

	2020	2019
Total promissory notes issued by the Mexican Government	Ps. —	Ps. 126,534,822
Less: current portion of notes receivable issued by the Mexican Government, net of expected credit losses (2)	—	4,909,970
Long-term promissory notes	Ps. —	Ps. 121,624,852

(2)	The amount reflects the principal and interest from promissory note 4 in 2019 matured on March 31, 2020.
On December 24, 2015, the SHCP published in the Official Gazette of the Federation the
Disposiciones de carácter general relativas a la asunción por parte del Gobierno Federal de obligaciones de pago de pensiones y jubilaciones a cargo de Petróleos Mexicanos y sus empresas productivas subsidiarias
(General provisions regarding the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its productive state-owned subsidiaries). These regulations stated the terms, conditions, financing mechanisms and payment arrangements pursuant to which the SHCP would assume a portion of the payment obligations related to PEMEX’s pensions and retirement plans. An independent expert reviewed the calculation, the methodology used, the maturity profile and all of the information provided by PEMEX.
In accordance with these provisions and prior to the completion of the independent expert’s review described above, on December 24, 2015, the Mexican Government issued in advance payment, through the SHCP, a Ps. 50,000,000 non-negotiable
promissory note due December 31, 2050 payable to Petróleos Mexicanos. The promissory note, which accrued interest at a rate of 6.93% per year, was recognized as a long-term note receivable in non-current
assets once the independent expert named by SHCP concluded its review.
On August 5, 2016, Petróleos Mexicanos received promissory notes issued by the Mexican Government at a discount value of Ps. 184,230,586 as of June 29, 2016, as part of the Mexican Government’s assumption of a portion of the payment liabilities related to Petróleos Mexicanos and Subsidiary Entities’ pensions and retirement plans, which notes were delivered in exchange for the Ps. 50,000,000 promissory notes issued to Petróleos Mexicanos on December 24, 2015. On August 15, 2016, Petróleos Mexicanos exchanged Ps. 47,000,000 of these promissory notes for short-term floating rate Mexican Government debt securities, known as
Bonos de Desarrollo del Gobierno Federal
(Development Bonds of the Mexican Government or “BONDES D”). Petróleos Mexicanos then sold the BONDES D to Mexican development banks at market prices.
Petróleos Mexicanos recognized a Ps. 135,439,612 increase in equity as a result of the Ps. 184,230,586 of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which PEMEX received the promissory notes.

As of December 31, 2019, PEMEX held promissory notes with a discounted value of Ps. 126,534,822. These promissory notes had annual maturity dates ranging from 2020 to 2036 and yielding rates ranging from 5.39% to 7.00%, as follows:

As of December 31, 2019
Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
1	2020	5.39%	Ps. 4,909,970	(1)
1	2021	5.57%	5,846,979
1	2022	5.74%	6,500,329
1	2023	5.88%	7,112,804
1	2024	5.99%	7,534,758
5	2025 to 2029	6.06% to 6.62%	40,018,603
5	2030 to 2034	6.70% to 6.90%	39,692,547
2	2035 to 2036	6.95% to 7.00%	14,918,832

	Total promissory notes		Ps. 126,534,822
	Less: current portion		4,909,970

	Long-term notes receivable		Ps. 121,624,852

(1)	The amount of the promissory note is Ps. 4,917,970, less an impairment of Ps. 8,000.
From January 1 to November 19, 2020 PEMEX recognized Ps. 7,097,040 in interest from these promissory notes. This amount was recognized as financing income in the consolidated statement of comprehensive income.
Yield rates for these promissory notes were fixed all throughout their lifespans and up to their maturities.
As of December 31, 2019, as part of the Mexican Government’s strategy to finance PEMEX, Petróleos Mexicanos received the prepayment of 7 promissory notes (one maturing in 2019 and 6 in anticipated form) in the amount of Ps. 38,705,497 (Ps. 32,493,666 of principal and Ps. 6,211,831 of interest), which was transferred to the
Fideicomiso Fondo Laboral Pemex
(“Pemex Labor Fund” or “FOLAPE”) for the obligation payment related to its pension and retirement plan obligation. The monetization of 2 promissory notes took place after the document’s expiration date, resulting in additional interest of Ps. 614.
On March 31, 2020, Petróleos Mexicanos received the payment of promissory note No. 4 in the amount of Ps. 4,983,670 (Ps. 4,102,622 of principal and Ps. 881,048 of interest), which was transferred to the FOLAPE.
On November 19, 2020, Petróleos Mexicanos and the SHCP agreed to exchange 16 promissory notes in favor of Petróleos Mexicanos (notes 5 to 20) in a total amount of Ps. 128,656,192 for 18 series of Mexican Government local bonds (the “Government Bonds”). The resources from the Government Bonds will be exclusively transferred to the FOLAPE for the payments related to its pension and retirement plan obligations.

The roll-forward related to the promissory notes is as follows:

	December 31,
	2020 (i)		2019
Balance at the beginning of the year	Ps.	126,534,822	156,981,745
Long-term receivable from the Mexican Government		(4,102,622)	(32,493,666)
Accrued interests		7,097,040	8,266,574
Interests received from promissory notes		(881,048)	(6,211,831)
Reversal of (impairment) of the promissory notes		8,000	(8,000)
Exchange from promissory notes to Bonds		(128,656,192)	—

Balance at the end of the year	Ps.	—	126,534,822

(i)	Until November 19, 2020.
B. Government bonds
As of December 31, 2020, the balance of Government Bonds (see Note
15-A),
includes Government Bonds valued at amortized cost as follows:

	2020
Government bonds	Ps.	129,549,519
Less: current portion of Government Bonds, net of expected credit losses (1)		18,036,557

Total long-term notes receivable	Ps.	111,512,962

(1)	Includes an expected credit loss of Ps. 17,581.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds will be transferred to the FOLAPE for payments related to its pension and retirement plan obligations.
Income interest generated by the Government Bonds amounted Ps. 2,103,099 during 2020, which were recognized as financial income in the consolidated statement of comprehensive income and of which Petróleos Mexicanos received the payment of Ps. 817,270.
The Government Bonds consist of 18 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the SHCP with maturities between 2021 and 2026, with a notional amount of Ps. 118,280,727 and Ps. 913,482 in UDIs.
As of December 31, 2020, the fair value of the transferred assets is Ps. 129,320,536, and the fair value of the associated liabilities is Ps. 95,630,214, resulting in a net position of Ps. 33,690,322.
As of December 31, 2020, the recorded liability is Ps 95,597,610 (see Note 16).
The roll-forward of the Mexican Bonds is as follows:

	2020
Promissory notes value at the beginning of the exchange as of November 19, 2020	Ps.	128,656,192
Financial income from the Exchange of promissory notes to Bonds		130,419

Initial value of Mexican Bonds as of November 19, 2020		128,786,611
Accrued interests		2,103,099
Interests received from bonds		(817,270)
Impact of the valuation of bonds in UDIS		(505,339)
(Impairment) of bonds		(17,582)

Balance at the end of the year	Ps.	129,549,519

C.	Other assets
At December 31, 2020 and 2019, the balance of other assets was as follows:

	December 31,
	2020		2019
Payments in advance	Ps.	5,223,679	2,650,251
Other (1)		1,680,934	1,518,801
Insurance		678,897	484,955

Total other assets	Ps.	7,583,510	4,654,007

(1)
Includes restricted cash for Ps. 50,661 as of December 31, 2020, as a result of a cash retention ordered by the court in a commercial judgement promoted by OPCO Soluciones, S.A. de C.V. against PEMEX’s subsidiary company AGRO, due to lack of payment by this subsidiary company.